OPERATING LEASES - Summary of Maturities of Lease liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 1,231
2026	411
Total future lease payments	1,642
Less: Imputed interest	(54)
Total lease liability balance	$ 1,588